RISK MANAGEMENT - Credit risk model scenario tables (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loan allowance	$ 11,275,612	$ 10,905,171
Scenario A
Disclosure of financial assets [line items]
Gross Exposure	231,573,437	206,447,165
Loan allowance	10,911,572	10,781,219
Scenario B
Disclosure of financial assets [line items]
Gross Exposure	231,573,437	206,447,165
Loan allowance	11,274,576	10,907,695
Scenario C
Disclosure of financial assets [line items]
Gross Exposure	231,573,437	206,447,165
Loan allowance	$ 11,607,245	$ 11,103,685
Colombia | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	3.39%	2.26%
Interest rate, one-year projection	4.50%	1.75%
GDP Growth, one-year projection	3.63%	3.89%
Used home prices, one-year projection	(2.20%)	(2.10%)
Unemployment rate, one-year projection	12.81%	16.31%
Colombia | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	4.19%	2.69%
Interest rate, one-year projection	5.25%	2.25%
GDP Growth, one-year projection	4.57%	4.86%
Used home prices, one-year projection	1.18%	0.96%
Unemployment rate, one-year projection	11.38%	14.43%
Colombia | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	5.63%	3.08%
Interest rate, one-year projection	6.50%	2.75%
GDP Growth, one-year projection	6.19%	5.85%
Used home prices, one-year projection	4.06%	3.27%
Unemployment rate, one-year projection	9.74%	12.90%
Guatemala | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.46%	5.31%
Nominal interest rate variation, one-year projection	0.09%	0.04%
GDP Growth, one-year projection	3.83%	1.67%
Exchange rate, one-year projection	0.29%	1.16%
Devaluation rate, one-year projection		1.16%
Guatemala | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	3.95%	3.28%
Nominal interest rate variation, one-year projection	(0.12%)	(0.27%)
GDP Growth, one-year projection	4.53%	4.20%
Exchange rate, one-year projection	(0.25%)	(0.25%)
Devaluation rate, one-year projection		(0.25%)
Guatemala | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	3.74%	2.52%
Nominal interest rate variation, one-year projection	(0.30%)	(0.50%)
GDP Growth, one-year projection	6.49%	5.84%
Exchange rate, one-year projection	(1.64%)	(1.79%)
Devaluation rate, one-year projection		(1.79%)
Honduras | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.59%	3.34%
Nominal interest rate variation, one-year projection	0.61%	0.20%
GDP Growth, one-year projection	2.81%	2.03%
Exchange rate, one-year projection	0.91%	1.91%
Devaluation rate, one-year projection		1.91%
Honduras | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	4.38%	3.57%
Nominal interest rate variation, one-year projection	0.07%	(0.21%)
GDP Growth, one-year projection	4.53%	3.94%
Exchange rate, one-year projection	0.15%	0.92%
Devaluation rate, one-year projection		0.92%
Honduras | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	3.32%	2.54%
Nominal interest rate variation, one-year projection	(1.15%)	(0.50%)
GDP Growth, one-year projection	4.92%	4.71%
Exchange rate, one-year projection	(2.47%)	(0.55%)
Devaluation rate, one-year projection		(0.55%)
El Salvador | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	1.13%	1.22%
Nominal interest rate variation, one-year projection	(0.03%)	1.10%
GDP Growth, one-year projection	4.43%	1.96%
El Salvador | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	2.18%	0.23%
Nominal interest rate variation, one-year projection	0.69%	0.40%
GDP Growth, one-year projection	3.42%	3.60%
El Salvador | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	3.34%	(0.23%)
Nominal interest rate variation, one-year projection	1.45%	(0.08%)
GDP Growth, one-year projection	1.53%	4.69%
Nicaragua | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	5.68%	3.67%
Nominal interest rate variation, one-year projection	3.73%	1.05%
GDP Growth, one-year projection	0.28%	(2.28%)
Nicaragua | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	4.14%	2.78%
Nominal interest rate variation, one-year projection	0.75%	0.11%
GDP Growth, one-year projection	3.31%	0.14%
Nicaragua | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	2.30%	2.49%
Nominal interest rate variation, one-year projection	(0.98%)	(1.38%)
GDP Growth, one-year projection	4.54%	2.12%
Costa Rica | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.13%	2.22%
Nominal interest rate variation, one-year projection	1.59%	2.28%
GDP Growth, one-year projection	2.86%	0.93%
Exchange rate, one-year projection	6.84%	5.22%
Devaluation rate, one-year projection		5.22%
Costa Rica | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	3.33%	0.98%
Nominal interest rate variation, one-year projection	0.03%	1.82%
GDP Growth, one-year projection	3.32%	2.98%
Exchange rate, one-year projection	1.39%	3.67%
Devaluation rate, one-year projection		3.67%
Costa Rica | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	1.53%	0.75%
Nominal interest rate variation, one-year projection	(1.11%)	(0.01%)
GDP Growth, one-year projection	4.86%	4.27%
Exchange rate, one-year projection	0.00%	2.19%
Devaluation rate, one-year projection		2.19%
Panama | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	3.78%	1.89%
Nominal interest rate variation, one-year projection	0.89%	0.21%
GDP Growth, one-year projection	3.35%	2.37%
Panama | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	2.86%	0.23%
Nominal interest rate variation, one-year projection	0.84%	0.02%
GDP Growth, one-year projection	5.12%	4.04%
Panama | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	2.17%	(0.29%)
Nominal interest rate variation, one-year projection	0.37%	(0.13%)
GDP Growth, one-year projection	8.03%	6.34%
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Loan allowance	$ 5,854,745	$ 5,280,406
Commercial lending portfolio [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	122,027,804	110,986,938
Loan allowance	$ 5,720,145	$ 5,247,205
Proportion of Assets in Stage 2	9.80%	8.60%
Commercial lending portfolio [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 122,027,804	$ 110,986,938
Loan allowance	$ 5,830,791	$ 5,270,163
Proportion of Assets in Stage 2	10.10%	8.80%
Commercial lending portfolio [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 122,027,804	$ 110,986,938
Loan allowance	$ 5,940,469	$ 5,321,111
Proportion of Assets in Stage 2	10.50%	9.00%
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Loan allowance	$ 2,386	$ 851
Interbank and overnight funds [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	3,218,433	4,693,678
Loan allowance	7,198	3,251
Interbank and overnight funds [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	3,218,433	4,693,678
Loan allowance	7,279	3,345
Interbank and overnight funds [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	3,218,433	4,693,678
Loan allowance	7,335	3,460
Loans to consumers [member]
Disclosure of financial assets [line items]
Loan allowance	4,581,004	4,938,971
Loans to consumers [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	76,889,145	65,835,457
Loan allowance	$ 4,410,869	$ 4,884,759
Proportion of Assets in Stage 2	11.30%	17.90%
Loans to consumers [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 76,889,145	$ 65,835,457
Loan allowance	$ 4,599,286	$ 4,958,046
Proportion of Assets in Stage 2	12.70%	18.10%
Loans to consumers [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 76,889,145	$ 65,835,457
Loan allowance	$ 4,766,627	$ 5,072,691
Proportion of Assets in Stage 2	14.00%	18.70%
Mortgage [member]
Disclosure of financial assets [line items]
Loan allowance	$ 732,407	$ 560,904
Mortgage [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	29,120,316	24,558,771
Loan allowance	$ 670,926	$ 519,443
Proportion of Assets in Stage 2	16.90%	20.20%
Mortgage [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 29,120,316	$ 24,558,771
Loan allowance	$ 732,072	$ 552,532
Proportion of Assets in Stage 2	17.50%	20.60%
Mortgage [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 29,120,316	$ 24,558,771
Loan allowance	$ 785,675	$ 584,010
Proportion of Assets in Stage 2	18.20%	21.20%
Microcredit [member]
Disclosure of financial assets [line items]
Loan allowance	$ 105,070	$ 124,039
Microcredit [member] | Scenario A
Disclosure of financial assets [line items]
Gross Exposure	317,739	372,321
Loan allowance	$ 102,434	$ 126,561
Proportion of Assets in Stage 2	13.70%	8.20%
Microcredit [member] | Scenario B
Disclosure of financial assets [line items]
Gross Exposure	$ 317,739	$ 372,321
Loan allowance	$ 105,148	$ 123,609
Proportion of Assets in Stage 2	13.70%	8.20%
Microcredit [member] | Scenario C
Disclosure of financial assets [line items]
Gross Exposure	$ 317,739	$ 372,321
Loan allowance	$ 107,139	$ 122,413
Proportion of Assets in Stage 2	13.70%	8.20%